Commitments and Contingencies - Schedule of Future Minimum Lease Payments Required to be Made under Non-Cancellable Operating Leases and Capital Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 54,780
2017	26,067
2018	22,666
2019	20,564
2020	21,564
Thereafter	1,097,757
Total minimum lease payments	1,243,398
2016	8,229
2017	7,562
2018	1,725
Total minimum lease payments	17,516
Less: Amounts representing interest	(853)
Total obligations under capital leases	16,663
Less: Amounts due within one year	(7,572)
Amounts due after one year	$ 9,091